Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
2014	$ 242,551
2015	448,716
2016	417,343
2017	371,709
2018	198,759
2019 and thereafter	433,158
Total	$ 2,112,236